PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries	12 Months Ended
	Dec. 31, 2019
Lloyds Bank plc [Member] | Banking and financial services [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	England
Percentage of equity share capital and voting rights held	100.00%
Scottish Widows Limited [Member] | Life assurance [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	Scotland
Percentage of equity share capital and voting rights held	100.00%	[1]
HBOS plc [Member] | Holding company [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	Scotland
Percentage of equity share capital and voting rights held	100.00%	[1]
Bank of Scotland plc [Member] | Banking and financial services [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	Scotland
Percentage of equity share capital and voting rights held	100.00%	[1]
Lloyds Bank Corporate Markets plc [member] | Banking and financial services [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	England
Percentage of equity share capital and voting rights held	100.00%

[1]	Indirect interest.